Note 22 - Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Note 22 - Related Party Transactions [Text Block]

22. Related Party Transactions

The Company is controlled by the Federal Government and has numerous transactions with other state-owned companies in the ordinary course of its business.

Transactions with major related parties resulted in the following balances:

	As of December 31,
	2010		2009
	Assets	Liabilities	Assets	Liabilities

Petros (pension fund)	-	180	-	428
Banco do Brasil S.A.	3,037	5,650	847	4,167
BNDES	2	21,570	1	20,016
Caixa Econômica Federal S.A.	1	3,398	-	2,270
Federal Government	-	671	-	323
ANP	-	1,541	-	759
Restricted deposits for legal proceedings	1,480	-	983	36
Marketable securities	18,665	-	6,529	-
Petroleum and Alcohol account - receivable from Federal Government (Note 11)	493	-	469	-
Electricity Sector	1,887	-	1,153	-
Affiliated Companies	183	87	546	95
Other	120	239	(538)	223

	25,868	33,336	9,990	28,317

Current	20,678	5,004	5,964	2,897

Non-Current	5,190	28,332	4,026	25,420

Debt of the electricity sector

The Company has receivables from the electricity sector related to the supplying of fuel to thermoelectric power stations located in the north region of Brazil. Part of the cost of supplying fuel to the thermoelectric power stations is supported by the funds of the Fuel Consumption Account (CCC) - Isolated Systems, the management of which is legally under the jurisdiction of Eletrobrás.

The Company also supplies fuel to Independent Power Producers (PIE), companies created for the purpose of producing power exclusively for Amazônia Distribuidora S. A. (ADESA), a direct subsidiary of Eletrobrás, whose payments for supplying fuel depend directly on the forwarding of funds from ADESA to these Independent Power Producers.

The balance of the receivables at December 31, 2010 was US$1,887 (US$ 1,153 at December 31, 2009), presented in non-current assets and classified as receivables from related parties of which US$1,424 was overdue.

The Company has made systematic collections from the debtors and Eletrobrás, and partial payments have been made.

These balances are included in the following balance sheet classifications:

	As of December 31,
	2010		2009
	Assets	Liabilities	Assets Liabilities

Assets
Current
Cash and cash equivalents	3,246	-	4,800	-
Accounts receivable	2,028	-	863	-
Marketable securities	15,320	-	-	-
Other current assets	84	-	301	-

Non-Current
Marketable securities	3,107	-	2,508	-
Petroleum and Alcohol account - receivable from Federal Government (Note 11)	493	-	469	-
Restricted deposits for legal proceedings	1,481	-	983	-
Other assets	109	-	66	-

Liabilities
Current
Current debt	-	2,167	-	1,093
Current liabilities	-	1,879	-	1,075
Dividends and interest on capital payable to Federal Government	-	958	-	729

Long-term
Long-term debt	-	28,258	-	24,762
Other liabilities	-	74	-	658

	25,868	33,336	9,990	28,317

The principal amounts of business and financial operations carried out with related parties are as follows:

	Year ended December 31,
	2010		2009		2008
	Income	Expense	Income	Expense	Income	Expense

Sales of products and services
Braskem S.A.	2,848		515	-	130	-
Quattor Química	1,477		264	-	-	-
Copesul S.A.	-		-	-	1,218	-
Petroquímica União S.A.	-		633	-	729	-
Other	856		1,507	-	378	-

Financial income with:
Petroleum and Alcohol account receivable from Federal Government (Note 11)	4		4	-	8	-
Marketable securities	(204)		(184)	-	3	-
Other	280	9	111	49	(20)	-
Financial expenses	-	382	-	(2)	-	-
Other expenses, net	1	-	-	-	-	4

	5,262	391	2,850	47	2,446	4